EDGAR


March 4, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)

      John Hancock Sector Funds Prospectus
      John Hancock Sector Funds Prospectus Class I

         John Hancock Series Trust (the "Trust") on behalf of:
           John Hancock Real Estate Fund
           John Hancock Technology Fund   (together the "Funds")

           File Nos. 2-758707; 811-3392    0000357238
           ------------------------------------------

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                          Sincerely,



                                          /s/Joan O'Neill
                                          Joan O'Neill
                                          Senior Paralegal